PROPERTY AND EQUIPMENT (Tables)	12 Months Ended
Dec. 31, 2022
Subclassifications of assets, liabilities and equities [abstract]
Summary of property and equipment

The following table presents the changes in cost and accumulated depreciation of GFL’s property and equipment for the periods indicated:

	Land,			Machinery
	buildings and			and	Assets under		Right-of-
	improvements	Landfills	Vehicles	equipment	development	Containers	use assets	Total
Cost
Balance, December 31, 2020	$1,246.3	$1,706.1	$1,631.4	$912.7	$83.3	$406.7	$203.5	$6,190.0
Additions	56.1	197.2	286.8	167.2	24.7	79.4	179.3	990.7
Acquisitions via business combinations	226.1	382.5	180.9	85.4	6.2	74.4	44.6	1,000.1
Adjustments for prior year acquisitions	—	14.8	9.9	0.5	—	—	—	25.2
Disposals	(49.8)	(58.9)	(36.9)	(40.9)	(1.0)	(10.8)	(78.3)	(276.6)
Transfers	7.3	19.4	13.0	5.7	(45.5)	0.2	(0.3)	(0.2)
Changes in foreign exchange	(3.3)	(4.1)	(3.1)	(1.6)	1.6	(0.6)	(0.1)	(11.2)
Balance, December 31, 2021	1,482.7	2,257.0	2,082.0	1,129.0	69.3	549.3	348.7	7,918.0

Balance, December 31, 2021	1,482.7	2,257.0	2,082.0	1,129.0	69.3	549.3	348.7	7,918.0
Additions	80.3	135.5	297.5	133.3	119.2	126.5	104.2	996.5
Acquisitions via business combinations	79.1	220.6	167.6	44.2	6.2	77.5	19.4	614.6
Adjustments for prior year acquisitions	—	122.0	(6.5)	(0.7)	—	—	1.5	116.3
Adjustments for asset retirement obligations	—	(183.1)	—	—	—	—	—	(183.1)
Disposals	(69.4)	(57.1)	(50.8)	(254.2)	(4.8)	(1.0)	(17.9)	(455.2)
Transfers	56.0	94.2	7.5	(1.4)	(148.7)	(3.2)	(4.4)	—
Changes in foreign exchange	58.4	156.0	96.8	31.3	10.4	39.9	5.5	398.3
Balance, December 31, 2022	1,687.1	2,745.1	2,594.1	1,081.5	51.6	789.0	457.0	9,405.4

Accumulated depreciation
Balance, December 31, 2020	58.0	265.7	411.8	226.9	—	98.6	54.2	1,115.2
Depreciation	51.7	230.4	291.5	178.2	—	69.4	55.7	876.9
Disposals	(2.8)	(22.3)	(25.2)	(16.5)	—	(5.3)	(15.8)	(87.9)
Changes in foreign exchange	0.2	1.1	0.9	0.6	—	0.3	0.1	3.2
Balance, December 31, 2021	107.1	474.9	679.0	389.2	—	163.0	94.2	1,907.4

Balance, December 31, 2021	107.1	474.9	679.0	389.2	—	163.0	94.2	1,907.4
Depreciation	65.2	294.6	302.9	167.7	—	97.5	73.0	1,000.9
Disposals	(18.5)	(7.8)	(31.0)	(104.3)	—	(0.8)	(7.2)	(169.6)
Impairment	11.9	—	—	2.3	—	—	—	14.2
Changes in foreign exchange	5.3	42.4	36.4	13.4	—	12.8	1.9	112.2
Balance, December 31, 2022	171.0	804.1	987.3	468.3	—	272.5	161.9	2,865.1

Carrying amounts
At December 31, 2021	$1,375.6	$1,782.1	$1,403.0	$739.8	$69.3	$386.3	$254.5	$6,010.6
At December 31, 2022	$1,516.1	$1,941.0	$1,606.8	$613.2	$51.6	$516.5	$295.1	$6,540.3